ACCOUNTS RECEIVABLE, NET OF ALLOWANCE - Activity in Allowance for Contract Cancellations (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	$ 4,941	$ 19,795	$ 19,795
Provision for cancellations	5,380	3,776	7,358	$ 6,244
Balance, end of period	6,105		4,941	19,795
Contract Cancellations
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	4,941	$ 19,795	19,795	26,153
Cumulative effect of accounting changes			(12,876)
Provision for cancellations	5,380		7,358	6,244
Charge-offs, net	(4,216)		(9,336)	(12,602)
Balance, end of period	$ 6,105		$ 4,941	$ 19,795